SHARE BASED PAYMENTS - SGL Share Plan (Details)	12 Months Ended
	Dec. 31, 2017 ZAR (R) tranche item	Dec. 31, 2016 ZAR (R) shares	Dec. 31, 2015 ZAR (R) shares	Apr. 25, 2017 shares	Dec. 31, 2012 shares	Nov. 21, 2012 shares
SHARE-BASED PAYMENTS
Authorised number of shares | shares		2,000,000,000	2,000,000,000	10,000,000,000	1,000,000,000	1,000
Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Number of forfeitable share tranches | tranche	2
Percentage of actual annual cash bonus	67.00%
Number of methods of participation | item	2
Performance period	3 years
TSR Weighting percentage	70.00%
Number of peer-group companies | item	8
Number of performance criteria | item	2
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Forfeiture percentage	20.00%
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Vesting period of first part of share award	9 months
Vesting period of second part of share award	18 months
Weighted average historical volatility	53.96%
Expected dividend yield	4.65%
Weighted average three-year risk-free interest rate	7.24%
Marketability Discount, Initial Term	1.27%
Marketability discount, 18 month term	0.50%
Weighted average fair value, 9-month term	R 24.84
Weighted average fair value, 18-month term	R 24.14
Sibanye 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Performance period	3 years
Weighted average historical volatility	53.96%
Expected dividend yield	4.65%
Weighted average three-year risk-free interest rate	7.40%
Weighted average fair value	R 24.07
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Number of methods of participation | item	2
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Vesting period of first part of share award	9 months		9 months
Vesting period of second part of share award	18 months		18 months
Bonus share award to annual cash bonus (as a percent)	67.00%
Number of vesting periods | item	2
Weighted average historical volatility	53.96%	55.15%	42.30%
Expected dividend yield	4.65%	3.75%	4.90%
Weighted average three-year risk-free interest rate	7.24%	7.78%	6.40%
Marketability Discount, Initial Term	1.27%	1.60%
Marketability discount, 18 month term	0.50%	0.69%
Marketability discount			2.10%
Weighted average fair value			R 25.56
Weighted average fair value, 9-month term	R 24.84	R 54.27
Weighted average fair value, 18-month term	R 24.14	R 53.02
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Performance period	3 years	3 years	3 years
Performance achievement percentage	85.00%
Number of performance criteria | item	2
Weighted average historical volatility	53.96%	55.12%	42.30%
Expected dividend yield	4.65%	3.75%	4.90%
Weighted average three-year risk-free interest rate	7.40%	8.51%	6.40%
Weighted average fair value	R 24.07	R 50.81	R 37.41
TSR at 0% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
TSR at 10% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
TSR at 20% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
TSR at 30% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	5.00%
TSR at 40% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	20.00%
TSR at 50% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	35.00%
TSR at 60% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	55.00%
TSR at 70% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	75.00%
TSR at 80% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	90.00%
TSR at 90% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
TSR at 100% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
ROCE Ke | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
ROCE at Ke + 1% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	16.70%
ROCE at Ke + 2% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	33.30%
ROCE at Ke + 3% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	50.00%
ROCE at Ke + 4% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	66.70%
ROCE at Ke + 5% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	83.30%
ROCE at Ke + 6% | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Minimum | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Percentile on peer group TSR curve (as a percent)	0.00%
Minimum | SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Vesting percentage	0.00%
Maximum | Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Vesting percentage	100.00%
Percentile on peer group TSR curve (as a percent)	100.00%
Maximum | SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Vesting percentage	100.00%